Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits
Non-interest-bearing demand deposits	SFr 6,949	SFr 10,524
Interest-bearing demand deposits	160,362	167,408
Savings deposits	62,913	77,527
Time deposits	133,535	139,608
Total deposits	363,759	395,067
of which due to banks	21,054	26,009
of which customer deposits	342,705	369,058
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	133,223	139,493
Overdrawn deposits not included in total deposits, reclassified as loans	2	11
Foreign
Deposits
Non-interest-bearing demand deposits	3,779	4,581
Interest-bearing demand deposits	33,627	31,984
Savings deposits	5	29
Time deposits	101,268	121,958
Total deposits	138,679	158,552
Switzerland
Deposits
Non-interest-bearing demand deposits	3,170	5,943
Interest-bearing demand deposits	126,735	135,424
Savings deposits	62,908	77,498
Time deposits	32,267	17,650
Total deposits	225,080	236,515
Bank
Deposits
Non-interest-bearing demand deposits	6,937	10,523
Interest-bearing demand deposits	157,311	164,155
Savings deposits	54,620	69,233
Time deposits	134,292	140,164
Total deposits	353,160	384,075
of which due to banks	21,460	26,506
of which customer deposits	331,700	357,569
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	133,988	140,057
Overdrawn deposits not included in total deposits, reclassified as loans	2	10
Bank | Foreign
Deposits
Non-interest-bearing demand deposits	3,780	4,582
Interest-bearing demand deposits	33,975	32,297
Savings deposits	5	29
Time deposits	101,280	121,977
Total deposits	139,040	158,885
Bank | Switzerland
Deposits
Non-interest-bearing demand deposits	3,157	5,941
Interest-bearing demand deposits	123,336	131,858
Savings deposits	54,615	69,204
Time deposits	33,012	18,187
Total deposits	SFr 214,120	SFr 225,190